Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Financial instruments [Abstract]
Disclosure of Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current loans and borrowings are as follows:

	Note	June 30, 2019	June 30, 2018
		$	$
Opening balance		11,683	351
Additions		150,985	—
Deferred financing fee		(3,744)	—
Assumed on acquisition	10	6,301	11,825
Gain on debt modification		(1,886)	—
Accretion		5,760	—
Interest payments		(6,479)	—
Principal repayments		(21,376)	(493)
Ending balance		141,244	11,683

Disclosure of Detailed Information About Borrowings

	Nov 2016 (i)	May 2017 (ii)	Nov 2017 (iii)	Mar 2018 (iv)	Jan 2019 (v)	Total
	$	$	$	$	$	$
Balance, June 30, 2017	3,369	60,167	—	—	—	63,536
Issued	—	—	115,000	230,000	—	345,000
Conversion option portion	—	—	(39,408)	(39,530)	—	(78,938)
Conversion of debt	(3,688)	(63,102)	(73,082)	(195)	—	(140,067)
Interest paid	(148)	(2,131)	(1,025)	(3,604)	—	(6,908)
Financing fees	—	—	(2,680)	(6,455)	—	(9,135)
Accretion	218	2,768	809	6,845	—	10,640
Accrued interest	249	2,298	1,023	3,830	—	7,400
Balance, June 30, 2018	—	—	637	190,891	—	191,528
Issued	—	—	—	—	460,610	460,610
Conversion option portion	—	—	—	—	(169,228)	(169,228)
Financing fees	—	—	—	—	(14,965)	(14,965)
Conversion of debt	—	—	(640)	(378)	—	(1,018)
Interest paid	—	—	(69)	(11,466)	—	(11,535)
Accretion	—	—	34	21,574	10,046	31,654
Accrued interest	—	—	38	11,473	10,886	22,397
Unrealized gain on foreign exchange	—	—	—	—	(5,862)	(5,862)
Balance, June 30, 2019	—	—	—	212,094	291,487	503,581
Current portion	—	—	—	(212,094)	(23,815)	(235,909)
Long-term portion	—	—	—	—	267,672	267,672
The following is a breakdown of the term loans outstanding:

	June 30, 2019	June 30, 2018
	$	$
Capital loan (interest rate of Bank Prime Rate plus 1.75%) (1)	—	7,800
Capital loan, payable in blended monthly installments of $60 (5.20%, based on Bank’s Prime Rate plus 1.75% per annum) (1)	—	2,171
Term loan, due August 30, 2021 (5.22%, based on Banker’s acceptance rate and stamping fees)	139,900	—
Total term loans	139,900	9,971
Current portion	(13,398)	(1,111)
Long-term portion	126,502	8,860

(1)
The capital term loans were acquired through the CanniMed acquisition (Note 10) and were secured by a general security agreement covering all of CanniMed’s assets. During the year ended June 30, 2019, the Company repaid the full balance of these term loans.

As at June 30, 2019, the Company had the following loans and borrowings:

	Note	June 30, 2019	June 30, 2018
		$	$
Term loans	14(a)	139,900	9,971
Debentures		18	1,264
Finance leases		1,326	448
Total loans and borrowings		141,244	11,683
Current portion		(13,758)	(2,451)
Long-term		127,486	9,232

Schedule of Gross Contractual Obligations	Subsequent to June 30, 2019, the Company elected to amend and upsize the Credit Facility (Note 28).